UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

	Validea Market Legends ETF
	Schedule of Investments
	August 31, 2015 (Unaudited)
Shares		Value
	COMMON STOCKS - 95.8%
	Accommodation and Food Services - 1.8%
5,153	Pinnacle Entertainment, Inc. (a)	$194,629
8,070	Sonic Corporation	217,890
		412,519
	Administrative, Support, Waste Management and Remediation Services - 0.8%
7,328	Kforce, Inc.	196,317

	Construction - 2.5%
6,986	MYR Group, Inc. (a)	200,428
8,431	Quanta Services, Inc. (a)	204,367
10,248	Tutor Perini Corporation (a)	181,390
		586,185
	Finance and Insurance - 16.3%
4,307	AmTrust Financial Services, Inc.	250,452
4,241	Banco Macro SA - ADR (a)	189,827
2,844	Bofi Holding, Inc. (a)	329,449
6,209	Cathay General Bancorp	183,973
5,264	Comerica, Inc.	231,616
1,189	Credit Acceptance Corporation (a)	242,330
4,618	Eagle Bancorp, Inc. (a)	193,540
12,653	Grupo Financiero Galicia S.A. - ADR	242,431
4,457	HCI Group, Inc.	177,166
4,031	LendingTree, Inc. (a)	427,084
7,189	Moelis & Company	196,116
4,391	Pinnacle Financial Partners, Inc.	208,221
6,482	PrivateBancorp, Inc.	245,344
11,836	Santander Consumer USA Holdings, Inc. (a)	265,837
3,967	Springleaf Holdings, Inc. (a)	177,563
10,002	WisdomTree Investments, Inc.	187,538
		3,748,487
	Financials - 0.8%
10,388	Heritage Insurance Holdings, Inc. (a)	182,517

	Health Care and Social Assistance - 0.9%
11,575	Evolent Health, Inc. (a)	196,775

	Information - 5.6%
15,492	Blucora, Inc. (a)	216,268
2,809	ePlus, Inc. (a)	212,698
294	Graham Holdings Company	194,499
4,283	LogMeIn, Inc. (a)	267,002
6,169	Qualys, Inc. (a)	179,271
5,447	WebMD Health Corporation (a)	224,035
		1,293,773
	Manufacturing - 38.2%
3,866	ABIOMED, Inc. (a)	370,749
5,268	AGCO Corporation	258,343
1,720	Apple, Inc.	193,947
6,950	Arctic Cat, Inc.	183,688
11,591	AVG Technologies N.V. (a)	268,100
7,311	CARBO Ceramics, Inc.	200,467
2,011	Celgene Corporation (a)	237,459
7,474	Chart Industries, Inc. (a)	191,035
6,495	Cooper Tire & Rubber Company	250,707
12,662	DepoMed, Inc. (a)	340,988
1,780	Edwards Lifesciences Corporation (a)	250,766
6,306	FMC Technologies, Inc. (a)	219,323
3,048	G-III Apparel Group, Ltd. (a)	211,318
2,194	Gilead Sciences, Inc.	230,523
2,842	GW Pharmaceuticals plc - ADR (a)	302,247
34,088	Harmonic, Inc. (a)	196,688
32,204	Himax Technologies, Inc. - ADR	222,852
2,561	ICU Medical, Inc. (a)	290,725
4,819	Lannett Company, Inc. (a)	231,071
2,398	Middleby Corporation (a)	260,303
4,830	Monolithic Power Systems, Inc.	232,275
1,984	Monster Beverage Corporation (a)	274,705
9,086	Movado Group, Inc.	257,225
14,560	Nautilus, Inc. (a)	222,477
6,248	NetApp, Inc.	199,686
26,095	Newpark Resources, Inc. (a)	191,276
3,220	Outerwall, Inc.	198,352

2,806	Sanderson Farms, Inc.	193,726
10,128	Sanmina Corporation (a)	194,863
3,746	Scotts Miracle-Gro Company	232,964
3,021	Skyworks Solutions, Inc.	263,884
9,121	Sucampo Pharmaceuticals, Inc. (a)	244,990
2,219	USANA Health Sciences, Inc. (a)	325,061
4,802	Valero Energy Corporation	284,951
5,483	Vascular Solutions, Inc. (a)	189,492
11,142	Winnebago Industries, Inc.	228,188
6,602	Zumiez, Inc. (a)	153,893
		8,799,307
	Mining, Quarrying, Oil and Gas Extraction - 2.4%
15,697	Dominion Diamond Corporation	185,852
12,511	Forum Energy Technologies, Inc. (a)	196,673
3,092	Helmerich & Payne, Inc.	182,459
		564,984
	Professional, Scientific, and Technical Services - 8.2%
4,224	Cognizant Technology Solutions Corporation (a)	265,859
11,465	Ebix, Inc.	325,491
2,037	F5 Networks, Inc. (a)	247,312
6,124	Globant SA (a)	166,573
2,472	MasterCard, Inc.	228,339
3,524	MAXIMUS, Inc.	213,378
5,076	Syntel, Inc. (a)	225,628
19,504	Wipro Ltd. - ADR	228,392
		1,900,972
	Real Estate and Rental and Leasing - 2.0%
6,563	HFF, Inc.	238,434
1,523	Jones Lang LaSalle, Inc.	226,729
		465,163
	Retail Trade - 12.1%
3,116	Asbury Automotive Group, Inc. (a)	251,056
3,986	AutoNation, Inc. (a)	238,522
3,003	Dollar General Corporation	223,693
2,836	Foot Locker, Inc.	200,760
3,140	Genesco, Inc. (a)	188,055
9,321	Insight Enterprises, Inc. (a)	235,915
4,952	Ross Stores, Inc.	240,766
4,769	The Buckle, Inc.	201,252
3,542	The TJX Companies, Inc.	249,073
2,879	Tractor Supply Company	245,608
1,731	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	273,654
3,094	Williams-Sonoma, Inc.	235,237
		2,783,591
	Wholesale Trade - 4.2%
5,490	Avnet, Inc.	232,776
4,094	Reliance Steel & Aluminum Company	237,944
3,700	Tech Data Corporation (a)	241,388
5,125	Universal Corporation	252,201
		964,309
	TOTAL COMMON STOCKS (Cost $21,735,220)	22,094,899

	RIGHTS- 0.0%
3,881	Safeway Casa Ley CVR (a)	3,939
3,881	Safeway PDC, LLC CVR (a)	189
	TOTAL RIGHTS (Cost $0)	4,128

	REAL ESTATE INVESTMENT TRUSTS - 2.9%
9,300	Equity Commonwealth (a)	238,917
12,492	Mack-Cali Realty Corporation	233,975
11,485	Paramount Group, Inc.	188,814
	TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $663,296)	661,706

	SHORT-TERM INVESTMESTS - 0.4%
	Money Market Funds
99,624	Fidelity Institutional Money Market Portfolio 0.13%*
		99,624
	TOTAL SHORT-TERM INVESTMENTS (Cost $99,624)	99,624

	TOTAL INVESTMENTS (Cost $22,498,140) - 99.1%	22,860,357
	Other Assets in Excess of Liabilities - 0.9%	203,233
	TOTAL NET ASSETS - 100.0%	$23,063,590

Percentages are stated as a percent of net assets.
*	Rate shown is annualized seven-day yield as of August 31, 2015.
(a)	Non-income producing security.
ADR	American Depository Receipt

Since the fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at August 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,094,899	$-	$-	$22,094,899
Real Estate Investment Trusts	661,706	-	-	661,706
Rights	-	4,128		4,128
Short-term Investments	99,624	-	-	99,624
Total Investments in Securities	$22,856,229	$4,128	$-	$22,860,357

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)                      /s/ Paul R. Fearday
Paul R. Fearday, President

Date                 10/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Paul R. Fearday
Paul R. Fearday, President

Date                 10/23/15

By (Signature and Title)*                    /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer

Date                 10/23/15

* Print the name and title of each signing officer under his or her signature.